Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash Flows from Operating Activities
Net Income	$ 8,673,210	$ 8,372,697	$ 7,531,625
Adjustments to Reconcile Net Income to Net Cash Provided from Operating Activities
Depreciation	1,574,249	1,657,229	1,595,253
Amortization and Accretion	1,609,339	1,797,152	1,312,857
Provision for Loan Losses	1,062,000	865,500	1,308,000
Deferred Income Taxes	222,120	625,436	1,932,950
Securities (Gains) Losses	(385,223)	11,466	(23,735)
(Gain) Loss on Sale of Premises and Equipment	80,329	11,047	(12,489)
Loss on Sale of Other Real Estate and Repossessions	160,682	600,663	828,411
Provision for Losses on Other Real Estate	501,736	453,148	1,006,827
Increase in Cash Surrender Value of Life Insurance	(589,408)	(299,010)	(590,674)
Change In
Interest Receivable	176,766	(354,274)	55,786
Prepaid Expenses	(372,380)	278,637	(64,633)
Interest Payable	(46,284)	32,253	(1,099,756)
Accrued Expenses and Accounts Payable	(252,617)	(202,343)	197,195
Other	973,972	217,686	788,958
	13,388,491	14,067,287	14,766,575
Cash Flows from Investing Activities
Interest-Bearing Deposits in Other Banks	(7,729,560)	(17,409,260)	754,252
Purchase of Investment Securities Available for Sale	(109,634,793)	(102,336,227)	(56,201,891)
Proceeds from Sale of Investment Securities Available for Sale	25,209,851	28,273,634	13,620,956
Proceeds from Maturities, Calls and Paydowns of Investment Securities
Proceeds from Maturities, Calls, and Paydowns of Investment Securities: Available for Sale	54,868,726	51,423,541	36,440,646
Proceeds from Maturities, Calls, and Paydowns of Investment Securities: Held for Maturity		9,734	12,968
Proceeds from Sale of Premises and Equipment	89,551	28,608	14,376
Net Loans to Customers	(2,167,126)	(21,255,018)	(3,156,342)
Purchase of Premises and Equipment	(3,259,859)	(3,189,969)	(1,681,115)
Proceeds from Sale of Other Real Estate and Repossessions	7,529,131	8,154,596	7,233,497
Proceeds from Sale of Federal Home Loan Bank Stock		100,300	333,100
Purchase of Federal Home Loan Bank Stock	(279,500)
	(35,373,579)	(56,200,061)	(2,629,553)
Cash Flows from Financing Activities
Interest-Bearing Customer Deposits	7,629,930	26,704,254	(21,305,068)
Noninterest-Bearing Customer Deposits	25,172,362	5,546,508	13,079,062
Proceeds from Other Borrowed Money	10,000,000	27,000,000
Principal Payments on Other Borrowed Money	(4,000,000)	(27,000,000)
Dividends Paid on Preferred Stock	(1,590,746)	(2,487,274)	(5,492,749)
Redemption of Preferred Stock	(8,661,000)	(9,979,000)
	28,550,546	19,784,488	(13,718,755)
Net Increase (Decrease) in Cash and Cash Equivalents	6,565,458	(22,348,286)	(1,581,733)
Cash and Cash Equivalents, Beginning	22,256,646	44,604,932	46,186,665
Cash and Cash Equivalents, Ending	$ 28,822,104	$ 22,256,646	$ 44,604,932